Schedule Discloses Effect of Change in Ownership Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Noncontrolling Interest [Line Items]
Net income attributable to China Distance Education Holdings Limited		$ 14,935	$ 26,290	$ 24,573
Transfers (to) from noncontrolling interest:
Changes from net income attributable to China Distance Education Holdings Limited's shareholders and transfer from noncontrolling interests		16,025	$ 26,290	$ 24,573
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai")
Transfers (to) from noncontrolling interest:
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai	$ 1,090	$ 1,090